Note 8 - Restructuring and Other Non-recurring Costs (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of restructuring expenses [text block]
	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Corporate restructuring – workforce reduction	-	163	-	102
Corporate restructuring – litigation	2,042	1,104	-	-
Corporate restructuring – professional fees	179	1,031	518	1,776
Project review and investigation costs	-	1,112	7	139
Relocation costs	27	-	-	-
Acquisition of subsidiaries - related costs	632	-	-	-
Total	2,880	3,410	525	2,017